Financial Information of Parent Company - Condensed Balance Sheets (Detail)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Nov. 24, 2015 CNY (¥)	Nov. 24, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 49,010,541	$ 7,565,924			¥ 181,482,300	$ 28,016,039	¥ 156,987,201	¥ 554,278,809
Prepayments and other current assets, net	9,463,149	1,460,858			56,573,321
Total current assets	77,258,122	11,926,599			255,853,455
Investments in subsidiaries	267,539,694	41,301,012			39,223,925
Total assets	538,094,921	83,067,542			517,330,710
Current liabilities:
Accounts payable	41,248,455	6,367,665			40,213,660
Other payables and accruals	6,435,676	993,498			4,528,327
Warrants	64,414,941	9,943,953	¥ 57,300,000	$ 8,800,000
Total current liabilities	427,966,024	66,066,570			296,590,707
Convertible notes	135,182,536	20,868,587
Total liabilities	600,565,840	92,711,390			320,945,335
SHAREHOLDERS' EQUITY
Ordinary shares	1,917,620	296,030			1,885,153
Additional paid-in capital	2,080,041,288	321,103,042			2,075,900,461
Statutory reserves	28,071,982	4,333,567			28,071,982
Accumulated other comprehensive loss	(3,372,588)	(520,638)			(8,638,604)
Accumulated deficit	(2,304,020,698)	(355,679,505)			(1,999,192,344)
Total shareholders' equity	(197,362,396)	(30,467,504)			98,026,648
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY (DEFICIT)	538,094,921	83,067,542			517,330,710
Parent Company
ASSETS
Cash and cash equivalents	28,984	4,474			2,754,295	$ 425,191	¥ 5,789,184	¥ 4,832,694
Prepayments and other current assets, net	912,003	140,791			55,258
Amounts due from intercompany	1,425,500,136	220,059,300			1,188,956,211
Total current assets	1,426,441,123	220,204,565			1,191,765,764
Investments in subsidiaries	(1,420,228,235)	(219,245,461)			(1,092,897,996)
Total assets	6,212,888	959,104			98,867,768
Current liabilities:
Accounts payable	148,204	22,879			164,162
Other payables and accruals	3,829,603	591,189			676,958
Warrants	64,414,941	9,943,953
Total current liabilities	68,392,748	10,558,021			841,120
Convertible notes	135,182,536	20,868,587
Total liabilities	203,575,284	31,426,608			841,120
SHAREHOLDERS' EQUITY
Ordinary shares	1,917,620	296,030			1,885,153
Additional paid-in capital	2,080,041,288	321,103,042			2,075,900,461
Statutory reserves	28,071,982	4,333,567			28,071,982
Accumulated other comprehensive loss	(3,372,588)	(520,638)			(8,638,604)
Accumulated deficit	(2,304,020,698)	(355,679,505)			(1,999,192,344)
Total shareholders' equity	(197,362,396)	(30,467,504)			98,026,648
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY (DEFICIT)	¥ 6,212,888	$ 959,104			¥ 98,867,768